Preferred Stock - (Additional Information) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Preferred Stock Shares Additional Information [Line Items]
Series C Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Series C Preferred Stock, Shares Issued	0	0	0
Dividends, Preferred Stock	$ 0	$ 0